Finance Cost and Income - Summary of Interest Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance income expense [abstract]
Cash and cash equivalents	$ 103	$ 237	$ 256
Investment debt securities held for trading	1	9	22
Other loans and receivables	46	46	48
Total	$ 150	$ 292	$ 326